Quarterly Report

June 30, 2021

SPDR® S&P 500® ETF Trust

A Unit Investment Trust

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500®”, “500®”, “Standard & Poor’s Depositary Receipts®”, “SPDR®” and “SPDRs®” are trademarks of Standard & Poor’s Financial Services LLC and have been licensed for use by S&P Dow Jones Indices LLC (“S&P”) and sublicensed for use by State Street Global Advisors Funds Distributors, LLC. SPDR® S&P 500® ETF Trust is permitted to use these trademarks pursuant to a sublicense from State Street Global Advisors Funds Distributors, LLC. SPDR® S&P 500® ETF Trust is not sponsored, endorsed, sold or promoted by S&P, its affiliates or its third party licensors.

SPDR S&P 500® ETF Trust

June 30, 2021 (Unaudited)

Schedule of Investments (Unaudited)	1

Notes to Schedule of Investments (Unaudited)	7

SPDR S&P 500® ETF Trust

SCHEDULE OF INVESTMENTS

June 30, 2021 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.0%
3M Co.	5,994,899	$1,190,766,788
A O Smith Corp.	1,402,364	101,054,350
Abbott Laboratories	18,423,803	2,135,871,482
AbbVie, Inc.	18,284,112	2,059,522,376
ABIOMED, Inc. (a)	468,679	146,279,403
Accenture PLC Class A	6,591,203	1,943,020,732
Activision Blizzard, Inc.	8,022,316	765,649,839
Adobe, Inc. (a)	4,961,577	2,905,697,954
Advance Auto Parts, Inc.	678,707	139,229,954
Advanced Micro Devices, Inc. (a)	12,598,570	1,183,383,680
AES Corp.	6,919,480	180,390,844
Aflac, Inc.	6,631,941	355,869,954
Agilent Technologies, Inc.	3,156,459	466,556,205
Air Products and Chemicals, Inc.	2,290,424	658,909,176
Akamai Technologies, Inc. (a)	1,690,668	197,131,889
Alaska Air Group, Inc. (a)	1,286,523	77,590,202
Albemarle Corp.	1,208,338	203,556,619
Alexandria Real Estate Equities, Inc. REIT	1,422,494	258,808,558
Alexion Pharmaceuticals, Inc. (a)	2,277,589	418,415,875
Align Technology, Inc. (a)	745,870	455,726,570
Allegion PLC	939,805	130,914,836
Alliant Energy Corp.	2,588,655	144,343,403
Allstate Corp.	3,136,682	409,148,800
Alphabet, Inc. Class A (a)	3,118,326	7,614,297,244
Alphabet, Inc. Class C (a)	2,952,638	7,400,255,672
Altria Group, Inc.	19,242,752	917,494,415
Amazon.com, Inc. (a)	4,445,155	15,292,044,425
Amcor PLC	16,176,582	185,383,630
Ameren Corp.	2,650,005	212,106,400
American Airlines Group, Inc. (a)	6,650,486	141,056,808
American Electric Power Co., Inc.	5,145,330	435,243,465
American Express Co.	6,755,563	1,116,221,674
American International Group, Inc.	8,957,540	426,378,904
American Tower Corp. REIT	4,714,783	1,273,651,480
American Water Works Co., Inc.	1,879,701	289,718,315
Ameriprise Financial, Inc.	1,209,181	300,940,967
AmerisourceBergen Corp.	1,526,993	174,825,429
AMETEK, Inc.	2,388,632	318,882,372
Amgen, Inc.	5,979,509	1,457,505,319
Amphenol Corp. Class A	6,206,883	424,612,866
Analog Devices, Inc.	3,821,543	657,916,843
ANSYS, Inc. (a)	895,511	310,796,048
Anthem, Inc.	2,535,663	968,116,133
Aon PLC Class A	2,341,066	558,952,918
APA Corp.	3,914,316	84,666,655
Apple, Inc.	162,651,915	22,276,806,278
Applied Materials, Inc.	9,499,272	1,352,696,333
Aptiv PLC (a)	2,797,384	440,112,425
Archer-Daniels-Midland Co.	5,785,207	350,583,544

Arista Networks, Inc. (a)	567,720	205,690,633
Arthur J Gallagher & Co.	2,124,590	297,612,567
Assurant, Inc.	628,188	98,110,402
AT&T, Inc.	74,034,603	2,130,715,874
Atmos Energy Corp.	1,354,939	130,223,187
Autodesk, Inc. (a)	2,278,216	665,011,250
Automatic Data Processing, Inc.	4,430,341	879,954,329
AutoZone, Inc. (a)	224,263	334,649,734
AvalonBay Communities, Inc. REIT	1,445,419	301,644,491
Avery Dennison Corp.	860,097	180,826,793
Baker Hughes Co.	7,551,725	172,707,951
Ball Corp.	3,397,178	275,239,362
Bank of America Corp.	78,192,399	3,223,872,611
Bank of New York Mellon Corp.	8,358,059	428,183,363
Baxter International, Inc.	5,232,088	421,183,084
Becton Dickinson and Co.	3,007,690	731,440,131
Berkshire Hathaway, Inc. Class B (a)	19,652,962	5,461,951,199
Best Buy Co., Inc.	2,311,308	265,754,194
Bio-Rad Laboratories, Inc. Class A (a)	223,210	143,811,971
Biogen, Inc. (a)	1,561,211	540,600,533
BlackRock, Inc.	1,469,476	1,285,747,416
Boeing Co. (a)	5,700,112	1,365,518,831
Booking Holdings, Inc. (a)	424,126	928,025,859
BorgWarner, Inc.	2,475,532	120,162,323
Boston Properties, Inc. REIT	1,469,090	168,343,023
Boston Scientific Corp. (a)	14,682,457	627,821,861
Bristol-Myers Squibb Co.	23,196,054	1,549,960,328
Broadcom, Inc.	4,226,975	2,015,590,759
Broadridge Financial Solutions, Inc.	1,199,552	193,763,635
Brown-Forman Corp. Class B	1,892,545	141,827,322
Cabot Oil & Gas Corp.	4,136,752	72,227,690
Cadence Design Systems, Inc. (a)	2,889,990	395,408,432
Caesars Entertainment, Inc. (a)	2,157,738	223,865,317
Campbell Soup Co.	2,102,475	95,851,835
Capital One Financial Corp.	4,681,522	724,184,638
Cardinal Health, Inc.	3,041,497	173,639,064
CarMax, Inc. (a)	1,683,922	217,478,526
Carnival Corp. (a)	8,265,389	217,875,654
Carrier Global Corp.	8,465,127	411,405,172
Catalent, Inc. (a)	1,766,146	190,955,706
Caterpillar, Inc.	5,680,061	1,236,151,675
Cboe Global Markets, Inc.	1,110,639	132,221,573
CBRE Group, Inc. Class A (a)	3,477,101	298,091,869
CDW Corp.	1,460,599	255,093,615
Celanese Corp.	1,182,206	179,222,430
Centene Corp. (a)	6,025,361	439,429,578
CenterPoint Energy, Inc.	6,019,089	147,588,062
Cerner Corp.	3,172,126	247,933,368
CF Industries Holdings, Inc.	2,216,645	114,046,385

See accompanying Notes to Schedule of Investments.

SPDR S&P 500® ETF Trust

SCHEDULE OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Security Description	Shares	Value

CH Robinson Worldwide, Inc.	1,385,897	$129,816,972
Charles River Laboratories International, Inc. (a)	516,021	190,886,488
Charles Schwab Corp.	15,552,052	1,132,344,906
Charter Communications, Inc. Class A (a)	1,427,980	1,030,216,171
Chevron Corp.	20,040,858	2,099,079,467
Chipotle Mexican Grill, Inc. (a)	291,519	451,953,566
Chubb, Ltd.	4,661,424	740,886,731
Church & Dwight Co., Inc.	2,539,031	216,376,222
Cigna Corp.	3,558,045	843,505,728
Cincinnati Financial Corp.	1,553,040	181,115,525
Cintas Corp.	913,970	349,136,540
Cisco Systems, Inc.	43,699,948	2,316,097,244
Citigroup, Inc.	21,433,185	1,516,397,839
Citizens Financial Group, Inc.	4,404,325	202,026,388
Citrix Systems, Inc.	1,274,210	149,426,607
Clorox Co.	1,302,669	234,363,180
CME Group, Inc.	3,717,416	790,620,035
CMS Energy Corp.	2,988,183	176,541,852
Coca-Cola Co	40,236,925	2,177,220,012
Cognizant Technology Solutions Corp. Class A	5,496,366	380,678,309
Colgate-Palmolive Co.	8,783,046	714,500,792
Comcast Corp. Class A	47,540,094	2,710,736,160
Comerica, Inc.	1,441,456	102,833,471
Conagra Brands, Inc.	5,059,729	184,072,941
ConocoPhillips	14,025,502	854,153,072
Consolidated Edison, Inc.	3,547,779	254,446,710
Constellation Brands, Inc. Class A	1,761,426	411,979,927
Cooper Cos. Inc	509,216	201,787,024
Copart, Inc. (a)	2,154,641	284,046,323
Corning, Inc.	7,959,680	325,550,912
Corteva, Inc.	7,706,493	341,782,965
Costco Wholesale Corp.	4,582,970	1,813,343,740
Crown Castle International Corp. REIT	4,466,084	871,332,988
CSX Corp.	23,680,343	759,665,403
Cummins, Inc.	1,532,828	373,718,795
CVS Health Corp.	13,651,543	1,139,084,748
Danaher Corp.	6,582,372	1,766,445,350
Darden Restaurants, Inc.	1,350,245	197,122,268
DaVita, Inc. (a)	747,493	90,020,582
Deere & Co.	3,244,276	1,144,288,588
Delta Air Lines, Inc. (a)	6,611,815	286,027,117
DENTSPLY SIRONA, Inc.	2,268,963	143,534,599
Devon Energy Corp.	6,135,786	179,103,593
Dexcom, Inc. (a)	996,446	425,482,442
Diamondback Energy, Inc.	1,873,362	175,889,958
Digital Realty Trust, Inc. REIT	2,909,694	437,792,559
Discover Financial Services	3,177,163	375,826,611
Discovery, Inc. Class A (a)	1,675,470	51,403,420
Discovery, Inc. Class C (a)	3,003,824	87,050,820

DISH Network Corp. Class A (a)	2,562,884	107,128,551
Dollar General Corp.	2,449,083	529,957,070
Dollar Tree, Inc. (a)	2,435,909	242,372,945
Dominion Energy, Inc.	8,339,788	613,558,203
Domino’s Pizza, Inc.	402,022	187,539,243
Dover Corp.	1,488,299	224,137,829
Dow, Inc.	7,719,046	488,461,231
DR Horton, Inc.	3,427,935	309,782,486
DTE Energy Co.	2,007,423	260,162,021
Duke Energy Corp.	7,958,816	785,694,316
Duke Realty Corp. REIT	3,871,461	183,313,678
DuPont de Nemours, Inc.	5,576,150	431,649,771
DXC Technology Co. (a)	2,637,034	102,686,104
Eastman Chemical Co.	1,407,256	164,297,138
Eaton Corp. PLC	4,124,490	611,166,928
eBay, Inc.	6,696,986	470,195,387
Ecolab, Inc.	2,576,644	530,711,365
Edison International	3,929,547	227,206,408
Edwards Lifesciences Corp. (a)	6,469,289	670,024,262
Electronic Arts, Inc.	2,979,586	428,553,854
Eli Lilly & Co.	8,253,652	1,894,378,207
Emerson Electric Co.	6,215,952	598,223,220
Enphase Energy, Inc. (a)	1,407,055	258,377,510
Entergy Corp.	2,076,913	207,068,226
EOG Resources, Inc.	6,045,879	504,468,144
Equifax, Inc.	1,261,873	302,231,202
Equinix, Inc. REIT	928,945	745,571,257
Equity Residential REIT	3,552,265	273,524,405
Essex Property Trust, Inc. REIT	673,257	201,983,833
Estee Lauder Cos. Inc Class A	2,404,720	764,893,338
Etsy, Inc. (a)	1,317,974	271,291,768
Everest Re Group, Ltd.	414,274	104,401,191
Evergy, Inc.	2,351,764	142,117,099
Eversource Energy	3,553,424	285,126,742
Exelon Corp.	10,115,266	448,207,436
Expedia Group, Inc. (a)	1,466,537	240,086,772
Expeditors International of Washington, Inc.	1,754,694	222,144,260
Extra Space Storage, Inc. REIT	1,386,673	227,164,771
Exxon Mobil Corp.	43,897,396	2,769,047,740
F5 Networks, Inc. (a)	638,099	119,107,559
Facebook, Inc. Class A (a)	24,844,669	8,638,739,858
Fastenal Co.	5,949,957	309,397,764
Federal Realty Investment Trust REIT	719,866	84,346,699
FedEx Corp.	2,531,267	755,152,884
Fidelity National Information Services, Inc.	6,430,797	911,051,011
Fifth Third Bancorp	7,365,214	281,572,131
First Republic Bank	1,813,106	339,359,050
FirstEnergy Corp.	5,627,518	209,399,945
Fiserv, Inc. (a)	6,167,193	659,211,260
FleetCor Technologies, Inc. (a)	864,082	221,256,837

See accompanying Notes to Schedule of Investments.

SPDR S&P 500® ETF Trust

SCHEDULE OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Security Description	Shares	Value

FMC Corp.	1,340,000	$144,988,000
Ford Motor Co. (a)	40,488,138	601,653,731
Fortinet, Inc. (a)	1,402,890	334,154,369
Fortive Corp.	3,502,324	244,252,076
Fortune Brands Home & Security, Inc.	1,436,618	143,101,519
Fox Corp. Class A	3,462,034	128,545,322
Fox Corp. Class B	1,592,303	56,049,066
Franklin Resources, Inc.	2,826,183	90,409,594
Freeport-McMoRan, Inc.	15,099,508	560,342,742
Gap, Inc.	2,130,994	71,707,948
Garmin, Ltd.	1,547,997	223,902,286
Gartner, Inc. (a)	892,634	216,195,955
Generac Holdings, Inc. (a)	651,222	270,354,813
General Dynamics Corp.	2,401,568	452,119,192
General Electric Co.	90,764,425	1,221,689,160
General Mills, Inc.	6,333,785	385,917,520
General Motors Co. (a)	13,236,901	783,227,432
Genuine Parts Co.	1,495,940	189,191,532
Gilead Sciences, Inc.	13,010,221	895,883,818
Global Payments, Inc.	3,058,638	573,616,971
Globe Life, Inc.	984,346	93,758,956
Goldman Sachs Group Inc	3,527,540	1,338,807,256
Halliburton Co.	9,209,109	212,914,600
Hanesbrands, Inc.	3,612,924	67,453,291
Hartford Financial Services Group Inc	3,703,555	229,509,303
Hasbro, Inc.	1,323,133	125,062,531
HCA Healthcare, Inc.	2,745,858	567,678,683
Healthpeak Properties, Inc. REIT	5,580,922	185,788,893
Henry Schein, Inc. (a)	1,475,438	109,462,745
Hershey Co.	1,518,124	264,426,838
Hess Corp.	2,830,940	247,197,681
Hewlett Packard Enterprise Co.	13,431,121	195,825,744
Hilton Worldwide Holdings, Inc. (a)	2,876,224	346,930,139
Hologic, Inc. (a)	2,668,464	178,039,918
Home Depot Inc	11,024,840	3,515,711,228
Honeywell International, Inc.	7,200,933	1,579,524,654
Hormel Foods Corp.	2,910,085	138,956,559
Host Hotels & Resorts, Inc. REIT (a)	7,307,620	124,887,226
Howmet Aerospace, Inc. (a)	4,042,993	139,361,969
HP, Inc.	12,455,893	376,043,410
Humana, Inc.	1,334,995	591,028,986
Huntington Bancshares, Inc.	15,265,112	217,833,148
Huntington Ingalls Industries, Inc.	417,082	87,900,032
IDEX Corp.	786,057	172,971,843
IDEXX Laboratories, Inc. (a)	884,915	558,868,068
IHS Markit, Ltd.	3,862,737	435,175,950
Illinois Tool Works, Inc.	2,982,501	666,767,924
Illumina, Inc. (a)	1,511,486	715,250,290
Incyte Corp. (a)	1,935,391	162,824,445
Ingersoll Rand, Inc. (a)	3,861,293	188,469,711
Intel Corp.	41,869,883	2,350,575,232

Intercontinental Exchange, Inc. (b)	5,814,948	690,234,328
International Business Machines Corp.	9,249,861	1,355,937,124
International Flavors & Fragrances, Inc.	2,576,965	384,998,571
International Paper Co.	4,072,182	249,665,478
Interpublic Group of Cos. Inc	4,047,495	131,503,113
Intuit, Inc.	2,835,190	1,389,725,082
Intuitive Surgical, Inc. (a)	1,227,908	1,129,233,313
Invesco, Ltd.	3,899,951	104,245,690
IPG Photonics Corp. (a)	372,263	78,461,873
IQVIA Holdings, Inc. (a)	1,981,723	480,211,117
Iron Mountain, Inc. REIT	2,987,470	126,429,730
J M Smucker Co.	1,136,114	147,206,291
Jack Henry & Associates, Inc.	787,768	128,807,946
Jacobs Engineering Group, Inc.	1,347,414	179,771,976
JB Hunt Transport Services, Inc.	865,035	140,957,453
Johnson & Johnson	27,305,802	4,498,357,821
Johnson Controls International PLC	7,460,818	512,035,939
JPMorgan Chase & Co.	31,388,390	4,882,150,181
Juniper Networks, Inc.	3,399,665	92,980,838
Kansas City Southern	941,478	266,786,621
Kellogg Co.	2,635,988	169,573,108
KeyCorp	10,037,327	207,270,803
Keysight Technologies, Inc. (a)	1,927,362	297,603,966
Kimberly-Clark Corp.	3,501,632	468,448,329
Kimco Realty Corp. REIT	4,479,562	93,398,868
Kinder Morgan, Inc.	20,169,886	367,697,022
KLA Corp.	1,595,768	517,363,943
Kraft Heinz Co.	6,716,356	273,892,998
Kroger Co.	7,886,329	302,125,264
L Brands, Inc.	2,420,965	174,454,738
L3Harris Technologies, Inc.	2,129,574	460,307,420
Laboratory Corp. of America Holdings (a)	1,011,390	278,991,931
Lam Research Corp.	1,479,611	962,782,878
Lamb Weston Holdings, Inc.	1,516,093	122,288,061
Las Vegas Sands Corp. (a)	3,402,950	179,301,435
Leggett & Platt, Inc.	1,377,727	71,380,036
Leidos Holdings, Inc.	1,381,735	139,693,408
Lennar Corp. Class A	2,844,084	282,559,745
Lincoln National Corp.	1,868,831	117,437,340
Linde PLC	5,412,828	1,564,848,575
Live Nation Entertainment, Inc. (a)	1,486,628	130,213,747
LKQ Corp. (a)	2,890,767	142,283,552
Lockheed Martin Corp.	2,536,052	959,515,274
Loews Corp.	2,350,095	128,432,692
Lowe’s Cos., Inc.	7,329,993	1,421,798,742
Lumen Technologies, Inc.	10,228,770	139,008,984
LyondellBasell Industries NV Class A	2,665,651	274,215,518

See accompanying Notes to Schedule of Investments.

SPDR S&P 500® ETF Trust

SCHEDULE OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Security Description	Shares	Value

M&T Bank Corp.	1,332,360	$193,605,232
Marathon Oil Corp.	8,177,717	111,380,506
Marathon Petroleum Corp.	6,746,276	407,609,996
MarketAxess Holdings, Inc.	393,500	182,422,665
Marriott International, Inc. Class A (a)	2,756,137	376,267,823
Marsh & McLennan Cos., Inc.	5,260,799	740,089,203
Martin Marietta Materials, Inc.	645,343	227,038,121
Masco Corp.	2,663,365	156,898,832
Mastercard, Inc. Class A	9,075,356	3,313,321,722
Maxim Integrated Products, Inc.	2,776,874	292,571,445
McCormick & Co., Inc.	2,579,348	227,808,015
McDonald’s Corp.	7,737,188	1,787,213,056
McKesson Corp.	1,646,857	314,944,933
Medtronic PLC	13,957,401	1,732,532,186
Merck & Co., Inc.	26,254,874	2,041,841,551
MetLife, Inc.	7,785,814	465,980,968
Mettler-Toledo International, Inc. (a)	242,555	336,021,144
MGM Resorts International	4,254,192	181,441,289
Microchip Technology, Inc.	2,836,179	424,689,443
Micron Technology, Inc. (a)	11,628,038	988,150,669
Microsoft Corp.	78,094,872	21,155,900,825
Mid-America Apartment Communities, Inc. REIT	1,184,889	199,559,005
Mohawk Industries, Inc. (a)	611,193	117,465,183
Molson Coors Beverage Co. Class B (a)	1,949,817	104,685,675
Mondelez International, Inc. Class A	14,619,186	912,821,974
Monolithic Power Systems, Inc.	439,775	164,233,974
Monster Beverage Corp. (a)	3,830,263	349,894,525
Moody’s Corp.	1,667,030	604,081,661
Morgan Stanley	15,433,888	1,415,133,191
Mosaic Co.	3,574,224	114,053,488
Motorola Solutions, Inc.	1,751,326	379,775,043
MSCI, Inc.	855,575	456,089,921
Nasdaq, Inc.	1,194,732	210,033,886
NetApp, Inc.	2,306,021	188,678,638
Netflix, Inc. (a)	4,597,565	2,428,479,809
Newell Brands, Inc.	3,914,617	107,534,529
Newmont Corp.	8,291,360	525,506,397
News Corp. Class A	4,051,569	104,408,933
News Corp. Class B	1,271,338	30,957,080
NextEra Energy, Inc.	20,292,978	1,487,069,428
Nielsen Holdings PLC	3,705,983	91,426,601
NIKE, Inc. Class B	13,219,947	2,042,349,612
NiSource, Inc.	4,002,154	98,052,773
Norfolk Southern Corp.	2,607,028	691,931,301
Northern Trust Corp.	2,158,181	249,528,887
Northrop Grumman Corp.	1,552,070	564,068,800
NortonLifeLock, Inc.	6,028,185	164,087,196
Norwegian Cruise Line Holdings, Ltd. (a)	3,764,532	110,714,886
NOV, Inc. (a)	4,021,418	61,608,124

NRG Energy, Inc.	2,534,234	102,129,630
Nucor Corp.	3,087,603	296,193,756
NVIDIA Corp.	6,459,861	5,168,534,786
NVR, Inc. (a)	35,836	178,223,179
NXP Semiconductors NV	2,869,246	590,261,287
O’Reilly Automotive, Inc. (a)	727,170	411,730,926
Occidental Petroleum Corp.	8,686,273	271,619,757
Old Dominion Freight Line, Inc.	993,198	252,073,652
Omnicom Group, Inc.	2,227,898	178,209,561
ONEOK, Inc.	4,610,293	256,516,703
Oracle Corp.	18,836,452	1,466,229,424
Organon & Co. (a)	2,619,848	79,276,600
Otis Worldwide Corp.	4,222,199	345,249,212
PACCAR, Inc.	3,594,456	320,805,198
Packaging Corp. of America	982,472	133,046,358
Parker-Hannifin Corp.	1,337,241	410,680,084
Paychex, Inc.	3,325,023	356,774,968
Paycom Software, Inc. (a)	508,483	184,818,316
PayPal Holdings, Inc. (a)	12,180,673	3,550,422,566
Penn National Gaming, Inc. (a)	1,541,067	117,876,215
Pentair PLC	1,720,409	116,110,403
People’s United Financial, Inc.	4,407,878	75,551,029
PepsiCo, Inc.	14,326,066	2,122,693,199
PerkinElmer, Inc.	1,160,899	179,254,415
Perrigo Co. PLC	1,379,167	63,234,807
Pfizer, Inc.	58,042,307	2,272,936,742
Philip Morris International, Inc.	16,160,307	1,601,648,027
Phillips 66	4,525,461	388,375,063
Pinnacle West Capital Corp.	1,167,267	95,680,876
Pioneer Natural Resources Co.	2,403,216	390,570,664
PNC Financial Services Group Inc	4,390,499	837,531,589
Pool Corp.	416,856	191,195,173
PPG Industries, Inc.	2,454,917	416,771,259
PPL Corp.	7,966,748	222,829,942
Principal Financial Group, Inc.	2,626,405	165,962,532
Procter & Gamble Co.	25,385,864	3,425,314,630
Progressive Corp	6,063,285	595,475,220
Prologis, Inc. REIT	7,656,843	915,222,444
Prudential Financial, Inc.	4,111,980	421,354,591
PTC, Inc. (a)	1,088,858	153,812,081
Public Service Enterprise Group, Inc.	5,232,923	312,614,820
Public Storage REIT	1,574,316	473,381,078
PulteGroup, Inc.	2,754,904	150,335,111
PVH Corp. (a)	736,448	79,234,440
Qorvo, Inc. (a)	1,173,025	229,502,341
QUALCOMM, Inc.	11,696,406	1,671,767,310
Quanta Services, Inc.	1,433,687	129,849,032
Quest Diagnostics, Inc.	1,381,829	182,359,973
Ralph Lauren Corp.	499,538	58,850,572
Raymond James Financial, Inc.	1,271,371	165,151,093

See accompanying Notes to Schedule of Investments.

SPDR S&P 500® ETF Trust

SCHEDULE OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Security Description	Shares	Value

Raytheon Technologies Corp.	15,727,930	$1,341,749,708
Realty Income Corp. REIT	3,868,266	258,168,073
Regency Centers Corp. REIT	1,635,785	104,804,745
Regeneron Pharmaceuticals, Inc. (a)	1,090,694	609,196,227
Regions Financial Corp.	9,952,486	200,841,167
Republic Services, Inc.	2,180,397	239,865,474
ResMed, Inc.	1,507,221	371,560,121
Robert Half International, Inc.	1,171,671	104,243,569
Rockwell Automation, Inc.	1,203,154	344,126,107
Rollins, Inc.	2,293,533	78,438,829
Roper Technologies, Inc.	1,087,242	511,221,188
Ross Stores, Inc.	3,688,450	457,367,800
Royal Caribbean Cruises, Ltd. (a)	2,267,994	193,414,528
S&P Global, Inc.	2,492,152	1,022,903,788
salesforce.com, Inc. (a)	9,601,833	2,345,439,747
SBA Communications Corp. REIT	1,132,404	360,897,155
Schlumberger NV	14,483,729	463,624,165
Seagate Technology Holdings PLC	2,080,179	182,910,139
Sealed Air Corp.	1,604,401	95,060,759
Sempra Energy	3,267,088	432,823,818
ServiceNow, Inc. (a)	2,047,238	1,125,059,643
Sherwin-Williams Co.	2,481,899	676,193,383
Simon Property Group, Inc. REIT	3,403,421	444,078,372
Skyworks Solutions, Inc.	1,708,240	327,555,020
Snap-on, Inc.	561,512	125,458,626
Southern Co.	10,938,038	661,860,679
Southwest Airlines Co. (a)	6,119,592	324,889,139
Stanley Black & Decker, Inc.	1,666,552	341,626,494
Starbucks Corp.	12,189,719	1,362,932,481
State Street Corp. (c)	3,643,482	299,785,699
STERIS PLC	1,009,947	208,352,066
Stryker Corp.	3,388,709	880,149,389
SVB Financial Group (a)	563,169	313,364,127
Synchrony Financial	5,626,148	272,980,701
Synopsys, Inc. (a)	1,578,620	435,367,610
Sysco Corp.	5,287,919	411,135,702
T Rowe Price Group, Inc.	2,358,807	466,973,022
T-Mobile US, Inc. (a)	6,076,381	880,042,260
Take-Two Interactive Software, Inc. (a)	1,193,269	211,232,478
Tapestry, Inc. (a)	2,878,161	125,142,440
Target Corp.	5,129,698	1,240,053,195
TE Connectivity, Ltd.	3,427,899	463,486,224
Teledyne Technologies, Inc. (a)	480,958	201,439,639
Teleflex, Inc.	484,045	194,484,441
Teradyne, Inc.	1,726,460	231,276,582
Tesla, Inc. (a)	7,991,007	5,431,487,458
Texas Instruments, Inc.	9,575,963	1,841,457,685
Textron, Inc.	2,350,695	161,657,295
Thermo Fisher Scientific, Inc.	4,077,177	2,056,813,481

TJX Cos. Inc	12,505,108	843,094,381
Tractor Supply Co.	1,204,709	224,148,157
Trane Technologies PLC	2,470,362	454,892,459
TransDigm Group, Inc. (a)	566,480	366,676,839
Travelers Cos. Inc	2,612,736	391,152,707
Trimble, Inc. (a)	2,599,600	212,725,268
Truist Financial Corp.	13,947,897	774,108,283
Twitter, Inc. (a)	8,268,504	568,955,760
Tyler Technologies, Inc. (a)	420,480	190,212,538
Tyson Foods, Inc. Class A	3,053,490	225,225,422
UDR, Inc. REIT	3,072,215	150,477,091
Ulta Beauty, Inc. (a)	583,154	201,637,159
Under Armour, Inc. Class A (a)	1,958,021	41,412,144
Under Armour, Inc. Class C (a)	2,032,262	37,739,105
Union Pacific Corp.	6,887,954	1,514,867,723
United Airlines Holdings, Inc. (a)	3,300,877	172,602,858
United Parcel Service, Inc. Class B	7,499,941	1,559,762,730
United Rentals, Inc. (a)	748,257	238,701,466
UnitedHealth Group, Inc.	9,785,076	3,918,335,833
Universal Health Services, Inc. Class B	806,270	118,062,116
Unum Group	2,110,027	59,924,767
US Bancorp	14,150,562	806,157,517
Valero Energy Corp.	4,232,840	330,500,147
Ventas, Inc. REIT	3,881,683	221,644,099
VeriSign, Inc. (a)	1,030,723	234,685,320
Verisk Analytics, Inc.	1,686,539	294,672,094
Verizon Communications, Inc.	42,928,164	2,405,265,029
Vertex Pharmaceuticals, Inc. (a)	2,693,038	542,997,252
VF Corp.	3,326,642	272,917,710
ViacomCBS, Inc. Class B	6,279,420	283,829,784
Viatris, Inc.	12,505,692	178,706,339
Visa, Inc. Class A	17,556,363	4,105,028,797
Vontier Corp.	1	33
Vornado Realty Trust REIT	1,625,728	75,872,726
Vulcan Materials Co.	1,373,098	239,015,169
W R Berkley Corp.	1,451,815	108,058,590
Walgreens Boots Alliance, Inc.	7,429,847	390,884,251
Walmart, Inc.	14,237,117	2,007,718,239
Walt Disney Co. (a)	18,839,973	3,311,502,054
Waste Management, Inc.	4,032,992	565,062,509
Waters Corp. (a)	643,730	222,479,525
WEC Energy Group, Inc.	3,267,887	290,678,549
Wells Fargo & Co.	42,804,456	1,938,613,812
Welltower, Inc. REIT	4,324,024	359,326,394
West Pharmaceutical Services, Inc.	767,352	275,556,103
Western Digital Corp. (a)	3,169,738	225,590,253
Western Union Co.	4,256,593	97,773,941
Westinghouse Air Brake Technologies Corp.	1,839,790	151,414,717
Westrock Co.	2,730,057	145,293,634

See accompanying Notes to Schedule of Investments.

SPDR S&P 500® ETF Trust

SCHEDULE OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Security Description	Shares	Value

Weyerhaeuser Co. REIT	7,746,987	$266,651,293
Whirlpool Corp.	650,155	141,746,793
Williams Cos. Inc	12,575,070	333,868,108
Willis Towers Watson PLC	1,336,062	307,320,981
WW Grainger, Inc.	455,675	199,585,650
Wynn Resorts, Ltd. (a)	1,089,942	133,299,907
Xcel Energy, Inc.	5,580,577	367,648,413
Xilinx, Inc.	2,546,168	368,277,740
Xylem, Inc.	1,868,349	224,127,146
Yum! Brands, Inc.	3,108,123	357,527,389
Zebra Technologies Corp. Class A (a)	554,134	293,408,412
Zimmer Biomet Holdings, Inc.	2,153,622	346,345,490
Zions Bancorp NA	1,700,839	89,906,350
Zoetis, Inc.	4,919,708	916,836,783

TOTAL COMMON STOCKS (Cost $353,172,873,661)		376,660,540,450

TOTAL INVESTMENTS — 100.0% (Cost $353,172,873,661)		376,660,540,450
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (d)		25,459,728

NET ASSETS — 100.0%		$376,686,000,178

(a)	Non-income producing security.
(b)	Affiliate of PDR Services LLC (the “Sponsor”). See the table below for more information.
(c)	Affiliate of State Street Global Advisors Trust Company (the “Trustee”). See the table below for more information.
(d)	Amount shown represents less than 0.05% of net assets.

PLC Public Limited Company

REIT Real Estate Investment Trust

The following table summarizes the value of the Trust’s investments according to the fair value hierarchy as of June 30, 2021.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Common Stocks	$376,660,540,450	$—	$—	$376,660,540,450

INVESTMENTS IN AFFILIATES OF THE TRUSTEE AND THE SPONSOR

SPDR S&P 500® ETF Trust has invested in State Street Corp., which is considered an affiliate of the Trustee and Intercontinental Exchange, Inc., which is considered an affiliate of the Sponsor. Amounts related to these investments at June 30, 2021 and for the period then ended, are:

	Number of Shares Held at 9/30/20	Value At 9/30/20	Cost of Purchases*	Proceeds from Shares Sold*	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
Intercontinental Exchange, Inc.	5,919,844	$592,280,392	$451,169,009	$463,072,501	$86,122,411	$23,735,017	5,814,948	$690,234,328	$5,472,328
State Street Corp.	3,723,303	220,903,567	196,861,970	201,966,157	(4,081,725)	88,068,044	3,643,482	299,785,699	5,665,670

TOTAL		$813,183,959	$648,030,979	$665,038,658	$82,040,686	$111,803,061		$990,020,027	$11,137,998

*	Purchased and Sold figures include securities received or delivered from processing creations or redemptions of Units.

See accompanying Notes to Schedule of Investments.

SPDR S&P 500® ETF Trust

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2021 (Unaudited)

Security Valuation

The Trust’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Trust are valued pursuant to the policy and procedures developed by the Oversight Committee of the Trustee (the “Committee”). The Committee provides oversight of the valuation of investments for the Trust.

Valuation techniques used to value the Trust’s equity investments are as follows:

Equity investments (including preferred stocks) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

In the event that prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Trustee.

Fair value pricing could result in a difference between the prices used to calculate the Trust’s net asset value (“NAV”) and the prices used by the Trust’s underlying index, the S&P 500® Index, which in turn could result in a difference between the Trust’s performance and the performance of the S&P 500® Index.

The Trustee values the Trust’s assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with the investment.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Investments in Affiliates of the Trustee and the Sponsor

The Trust has invested in companies that are considered affiliates of the Trustee (State Street Corp.) and the Sponsor (ICE). Such investments were made according to the representative portion of the S&P 500® Index. The market values of these investments at June 30, 2021 are listed in the Schedule of Investments.

Other information regarding the Trust is available in the Trust’s most recent Report to Shareholders. This information is also available on the website of the U.S. Securities and Exchange Commission at www.sec.gov.